Sparkline Intangible Value ETF
Schedule of Investments
August 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.7%
87	Lockheed Martin Corp.	$36,550
75	Northrop Grumman Corp.	35,849
589	Raytheon Technologies Corp.	52,863
		125,262
Agricultural & Farm Machinery - 0.3%
111	AGCO Corp.	12,067

Air Freight & Logistics - 0.6%
136	FedEx Corp.	28,670

Airlines - 0.1%
663	JetBlue Airways Corp. (a)	5,165

Apparel Retail - 0.2%
899	Gap, Inc.	8,217

Apparel, Accessories & Luxury Goods - 0.3%
474	Levi Strauss & Co.	8,006
793	Under Armour, Inc. (a)	6,677
		14,683
Application Software - 7.2%
182	Adobe, Inc. (a)	67,966
146	Autodesk, Inc. (a)	29,454
139	Cadence Design Systems, Inc. (a)	24,154
687	Dropbox, Inc. (a)	14,695
44	HubSpot, Inc. (a)	14,830
20	MicroStrategy, Inc. (a)	4,631
299	NCR Corp. (a)	9,284
103	PTC, Inc. (a)	11,834
133	RingCentral, Inc. (a)	5,724
402	Salesforce, Inc. (a)	62,760
176	Splunk, Inc. (a)	15,845
73	Synopsys, Inc. (a)	25,259
148	Workday, Inc. (a)	24,355
151	Zendesk, Inc. (a)	11,592
147	Zoom Video Communications, Inc. (a)	11,819
		334,202
Asset Management & Custody Banks - 0.4%
241	State Street Corp.	16,472

Automobile Manufacturers - 1.8%
2,769	Ford Motor Co.	42,200
1,104	General Motors Co. (a)	42,184
		84,384

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)

Shares		Value
Biotechnology - 3.0%
152	Amgen, Inc.	$36,526
115	Biogen, Inc. (a)	22,469
390	Exelixis, Inc. (a)	6,919
552	Gilead Sciences, Inc.	35,035
41	Regeneron Pharmaceuticals, Inc. (a)	23,823
60	United Therapeutics Corp. (a)	13,597
		138,369
Cable & Satellite - 1.1%
1,176	Comcast Corp.	42,559
511	DISH Network Corp. (a)	8,866
		51,425
Communications Equipment - 3.2%
301	Ciena Corp. (a)	15,273
1,705	Cisco Systems, Inc.	76,248
105	F5, Inc. (a)	16,491
569	Juniper Networks, Inc.	16,171
92	Motorola Solutions, Inc.	22,394
		146,577
Computer & Electronics Retail - 0.3%
195	Best Buy Co., Inc.	13,785

Construction Machinery & Heavy Trucks - 0.6%
134	Cummins, Inc.	28,860

Construction & Engineering - 0.3%
155	AECOM	11,338

Consumer Finance - 2.3%
314	American Express Co.	47,728
339	Capital One Financial Corp.	35,873
210	Discover Financial Services	21,103
		104,704
Data Processing & Outsourced Services - 1.5%
375	Block, Inc. (a)	25,841
214	Genpact Ltd. ADR (b)	10,054
376	PayPal Holdings, Inc. (a)	35,133
		71,028
Department Stores - 0.6%
296	Kohl’s Corp.	8,412
550	Macy’s, Inc.	9,526
445	Nordstrom, Inc.	7,614
		25,552
Diversified Banks - 5.2%
2,234	Bank of America Corp.	75,085
756	Citigroup, Inc.	36,900
649	JPMorgan Chase & Co.	73,811
1,252	Wells Fargo & Co.	54,725
		240,521

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)

Shares		Value
Electronic Components - 0.6%
861	Corning, Inc.	$29,550

Electronic Equipment & Instruments - 0.9%
157	Keysight Technologies, Inc. (a)	25,731
57	Zebra Technologies Corp. (a)	17,193
		42,924
Electronic Manufacturing Services - 0.5%
513	Flex Ltd. ADR (a)(b)	9,137
243	Jabil, Inc.	14,653
		23,790
General Merchandise Stores - 1.0%
293	Target Corp.	46,980

Health Care Distributors - 0.4%
270	Cardinal Health, Inc.	19,094

Health Care Equipment - 1.9%
749	Boston Scientific Corp. (a)	30,192
189	Hologic, Inc. (a)	12,769
492	Medtronic PLC ADR (b)	43,257
		86,218
Hotels, Resorts & Cruise Lines - 0.4%
169	Expedia Group, Inc. (a)	17,348

Household Appliances - 0.3%
73	Whirlpool Corp.	11,432

Housewares & Specialties - 0.2%
454	Newell Brands, Inc.	8,104

Industrial Conglomerates - 1.7%
273	3M Co. (c)	33,948
611	General Electric Co.	44,872
		78,820
Integrated Telecommunication Services - 2.7%
2,927	AT&T, Inc.	51,340
1,767	Verizon Communications, Inc.	73,878
		125,218
Interactive Home Entertainment - 0.4%
145	Electronic Arts, Inc.	18,396

Interactive Media & Services - 7.7%
892	Alphabet, Inc. - Class A (a)	96,532
886	Alphabet, Inc. - Class C (a)	96,707
683	Meta Platforms, Inc. (a)	111,281
678	Pinterest, Inc. (a)	15,621
1,371	Snap, Inc. (a)	14,916
583	Twitter, Inc. (a)	22,591
		357,648

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)

Shares		Value
Internet & Direct Marketing Retail - 5.0%
1,490	Amazon.com, Inc. (a)	$188,887
544	eBay, Inc.	24,007
166	Etsy, Inc. (a)	17,531
		230,425
Internet Services & Infrastructure - 0.9%
210	Akamai Technologies, Inc. (a)	18,959
171	GoDaddy, Inc. (a)	12,965
154	Twilio, Inc. (a)	10,715
		42,639
Investment Banking & Brokerage - 2.1%
158	Goldman Sachs Group, Inc.	52,562
546	Morgan Stanley	46,530
		99,092
IT Consulting & Other Services - 3.9%
191	Accenture PLC ADR (b)	55,096
149	Amdocs Ltd. ADR (b)	12,735
397	Cognizant Technology Solutions Corp.	25,078
391	DXC Technology Co. (a)	9,689
62	Gartner, Inc. (a)	17,690
465	International Business Machines Corp.	59,729
		180,017
Leisure Products - 0.6%
621	Mattel, Inc. (a)	13,737
111	Polaris, Inc.	12,573
		26,310
Life & Health Insurance - 0.6%
300	Prudential Financial, Inc.	28,725

Life Sciences Tools & Services - 0.8%
155	Agilent Technologies, Inc.	19,879
83	Illumina, Inc. (a)	16,736
		36,615
Motorcycle Manufacturers - 0.2%
240	Harley-Davidson, Inc.	9,257

Movies & Entertainment - 0.2%
117	Roku, Inc. (a)	7,956

Multi-line Insurance - 0.3%
214	Hartford Financial Services Group, Inc.	13,762

Oil & Gas Equipment & Services - 1.0%
437	NOV, Inc.	7,722
968	Schlumberger N.V. ADR (b)	36,929
		44,651

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)

Shares		Value
Pharmaceuticals - 4.1%
755	Bristol-Myers Squibb Co.	$50,895
72	Jazz Pharmaceuticals PLC ADR (a)(b)	11,176
769	Merck & Co., Inc.	65,642
1,375	Pfizer, Inc.	62,191
		189,904
Property & Casualty Insurance - 0.6%
229	Allstate Corp.	27,594

Real Estate Services - 1.0%
236	CBRE Group, Inc. (a)	18,635
75	Jones Lang LaSalle, Inc. (a)	12,975
429	Zillow Group, Inc. (a)	14,329
		45,939
Research & Consulting Services - 1.5%
203	Booz Allen Hamilton Holding Corp.	19,427
33	CACI International, Inc. (a)	9,269
102	Jacobs Solutions, Inc.	12,707
124	Leidos Holdings, Inc.	11,786
587	Nielsen Holdings PLC ADR (b)	16,342
		69,531
Semiconductor Equipment - 1.3%
305	Applied Materials, Inc.	28,691
55	Lam Research Corp.	24,085
82	MKS Instruments, Inc.	8,168
		60,944
Semiconductors - 7.5%
429	Advanced Micro Devices, Inc. (a)	36,409
1,957	Intel Corp.	62,467
738	Micron Technology, Inc.	41,719
580	NVIDIA Corp.	87,545
185	NXP Semiconductors N.V. ADR (b)	30,447
491	Qualcomm, Inc.	64,945
85	Silicon Laboratories, Inc. (a)	10,653
129	Skyworks Solutions, Inc.	12,713
		346,898
Specialty Chemicals - 0.7%
365	DuPont de Nemours, Inc.	20,309
147	Eastman Chemical Co.	13,377
		33,686
Systems Software - 9.3%
1,683	BlackBerry Ltd. ADR (a)(b)	9,997
200	Dolby Laboratories, Inc.	14,648
426	Fortinet, Inc. (a)	20,742
709	Microsoft Corp.	185,382
579	NortonLifeLock, Inc.	13,080
1,062	Oracle Corp.	78,747
72	Palo Alto Networks, Inc. (a)	40,090
63	ServiceNow, Inc. (a)	27,381
331	VMware, Inc.	38,406
		428,473

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)

Shares		Value
Technology Hardware, Storage & Peripherals - 6.6%
1,153	Apple, Inc.	$181,275
1,745	Hewlett Packard Enterprise Co.	23,732
1,020	HP, Inc.	29,284
317	NetApp, Inc.	22,865
579	Pure Storage, Inc. (a)	16,774
192	Seagate Technology Holdings PLC ADR (b)	12,856
444	Western Digital Corp. (a)	18,763
		305,549
Trucking - 0.9%
608	Lyft, Inc. (a)	8,956
798	Uber Technologies, Inc. (a)	22,950
161	XPO Logistics, Inc. (a)	8,440
		40,346
	TOTAL COMMON STOCKS (Cost $5,327,396)	4,595,116

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.7%
33,023	First American Government Obligations Fund - Class X, 2.04% (d)	33,023
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $33,023)	33,023

MONEY MARKET FUNDS - 0.4%
17,642	First American Government Obligations Fund - Class X, 2.04% (d)	17,642
	TOTAL MONEY MARKET FUNDS (Cost $17,642)	17,642

	TOTAL INVESTMENTS (Cost $5,378,061) - 100.6%	4,645,781
	Other Liabilities in Excess of Assets - (0.6%)	(27,018)
	TOTAL NET ASSETS - 100.0%	$4,618,763

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-Income producing security.

(b)	Foreign issued security.

(c)	This security or a portion of this security was out on loan as of August 31, 2022. Total loaned securities had a market value of $32,207 as of August 31, 2022.

(d)	Rate shown is the 7-day effective yield.

Sparkline Intangible Value ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of August 31, 2022, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Sparkline Intangible Value ETF

The following is a summary of the fair value classification of the Fund’s investments as of August 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Sparkline Intangible Value ETF
Assets*
Common Stocks	$4,595,116	$-	$-	$4,595,116
Investments Purchased with Proceeds from Securities Lending	33,023	-	-	33,023
Money Market Funds	17,642	-	-	17,642
Total Investments in Securities	$4,645,781	$-	$-	$4,645,781

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended August 31, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.